PROPERTY, PLANT AND EQUIPMENT, NET (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT, NET
Foreign currency translation adjustment included in accumulated depreciation	$ 157	$ 2,164
Property, plant and equipment, net
Depreciation expenses	(22,407)	(21,984)	(15,834)
Continuing operations
Property, plant and equipment, net
Depreciation expenses	(21,747)	(20,763)	(14,645)
Cost of revenues | Continuing operations
Property, plant and equipment, net
Depreciation expenses	(21,402)	(20,466)	(14,419)
General and administrative expenses | Continuing operations
Property, plant and equipment, net
Depreciation expenses	$ (345)	$ (297)	$ (226)